Short Term Debt (Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity) (Details) $ in Millions, $ in Millions			12 Months Ended
	Dec. 01, 2020 CAD ($)	Feb. 06, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total available capacity			$ 2,677	$ 2,463
Advances under revolving credit and term facilities			1,624	1,525
Letters of credit issued within the credit facilities			4	3
Total advances under available facilities			1,628	1,528
Available capacity under existing agreements			1,049	935
TECO Energy/TECO Finance
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total available capacity			$ 0	649
Term credit facility | TEC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity			2021
Total available capacity			$ 382	0
Revolving credit facility | TECO Energy/TECO Finance
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity			2023
Total available capacity			$ 509	520
Revolving credit facility | TEC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity			2023
Total available capacity			$ 1,019	520
Revolving credit facility | NMGC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity			2023
Total available capacity			$ 159	162
Revolving credit facility | GBPC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity			on demand
Total available capacity			$ 17	17
Non-revolving credit agreement | TEC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity		Feb. 04, 2021
Total available capacity		$ 300
Non-revolving credit agreement | Emera Inc.
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	Dec. 15, 2020
Maturity			2021
Total available capacity	$ 400		$ 400	400
Accounts receivable revolving credit facility | TEC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity			2021
Total available capacity			$ 191	$ 195